Document And Entity Information	Sep. 08, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 08, 2026
Entity Registrant Name	ABM INDUSTRIES INCORPORATED
Entity Central Index Key	0000771497
Entity Emerging Growth Company	false
Entity File Number	1-8929
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	94-1369354
Entity Address, Address Line One	One Liberty Plaza
Entity Address, Address Line Two	7th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10006
City Area Code	(212)
Local Phone Number	297-0200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	ABM
Security Exchange Name	NYSE